Filed with the Securities and Exchange Commission on April 3, 2012

Securities Act of 1933 File No. 002-80859

Investment Company Act of 1940 File No. 811-03651

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 82	☒

(Check Appropriate Box or Boxes)

TOUCHSTONE STRATEGIC TRUST

(Exact Name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio  45202

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 878-4066

Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio  45202

 (Name and Address of Agent for Service)

With Copy to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐          immediately upon filing pursuant to paragraph (b)

☒          on April 10, 2012 pursuant to paragraph (b)

☐          60 days after filing pursuant to paragraph (a)(1)

☐          on (date) pursuant to paragraph (a)(1)

☐          75 days after filing pursuant to paragraph (a)(2)

☐          on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒                             This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A for Touchstone Strategic Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), on October 24, 2011 to register fourteen new series of the Registrant. This Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act, solely for the purpose of designating April 10, 2012, as the new date upon which Post-Effective Amendment No. 78 shall become effective.  This Post-Effective Amendment No. 82 incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 78.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirement for effectiveness of this Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio on the 3rd day of April 2012.

TOUCHSTONE STRATEGIC TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*
	Phillip R. Cox	Trustee	April 3, 2012

*
	H. Jerome Lerner	Trustee	April 3, 2012

*
	Donald C. Siekmann	Trustee	April 3, 2012

*
	Susan J. Hickenlooper	Trustee	April 3, 2012

*
	John P. Zanotti	Trustee	April 3, 2012

/s/ Jill T. McGruder
	Jill T. McGruder	Trustee & President	April 3, 2012

/s/ Terrie A. Wiedenheft
	Terrie A. Wiedenheft	Controller, Treasurer	April 3, 2012
and Principal Financial
Officer

By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
* Attorney-in-Fact Pursuant to Power of Attorney